Service Inventories	9 Months Ended
Sep. 30, 2019
Successor [Member]
Service Inventories

6. SERVICE INVENTORIES

The following table summarizes the service inventories of the Company as of the period end dates set forth below (in thousands):

	September 30, 2019	December 31, 2018

Spare parts	$36,118	$29,928
Chemicals	16,420	14,803
Raw materials	3,452	200
Consumables	18,438	14,375
Total	74,428	59,306
Less: allowance for obsolete and slow-moving inventories	(2,087)	(1,155)
Total	$72,341	$58,151